Summary of significant accounting policies (Details 2)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Product Information [Line Items]
Total revenues	$ 38,069,970	¥ 263,642,156	$ 51,520,428	¥ 345,774,201
Central Processing Advertising Algorithm Services [Member]
Product Information [Line Items]
Total revenues	36,635,280	253,740,318		260,914,275
Sales Of Intelligent Chips [Member]
Product Information [Line Items]
Total revenues	$ 1,434,690	¥ 9,935,513		¥ 84,859,926